N-2	Mar. 05, 2026
Cover [Abstract]
Entity Central Index Key	0001289868
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Entity Registrant Name	XAI Madison Equity Premium Income Fund
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	374-6930
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund’s investment objectives, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund’s principal investment strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

Securities Subject to Reorganization

The Fund may invest in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Sub-Adviser, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and/or the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses.

The Sub-Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternative investments.

Warrants and Rights

The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Sub-Adviser for inclusion in the Fund’s portfolio.

Asset-Backed and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. Mortgage-backed securities represent ownership of an undivided interest in a pool of mortgages. Aggregate principal and interest payments received from the pool are used to pay principal and interest on a mortgage-backed security. Asset-backed securities are similar to mortgage-backed securities except they represent ownership in a pool of notes or receivables on assets other than real estate, such as loans, leases, credit card receivables or royalties. The Fund does not currently anticipate investments in mortgage or asset-backed securities constituting a substantial part of its investment portfolio, but the Fund may invest in such securities if deemed appropriate by the Sub-Adviser.

Other Derivative Instruments

Options on Securities Indices. The Fund may purchase and sell securities index options. One effect of such transactions may be to hedge all or part of the Fund’s securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indices are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The Fund’s successful use of options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Fund.

Futures Contracts and Options on Futures. The Fund may, without limit, enter into futures contracts or options on futures contracts. It is anticipated that these investments, if any, will be made by the Fund primarily for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including, but not limited to, U.S. government securities.

A “sale” of a futures contract (or a “short” futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A “purchase” of a futures contract (or a “long” futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as the “initial margin” and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

Futures and options on futures entail certain risks, including, but not limited to, the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged, losses from investing in futures transactions that are potentially unlimited and the segregation requirements described below.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund may purchase a put option on a futures contract to hedge the Fund’s portfolio against the risk of rising interest rates and consequent reduction in the value of portfolio securities.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund’s losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on securities, the values of which historically have a high degree of positive correlation to the values of the Fund’s portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund’s portfolio securities. If interest rates increase, the value of the Fund’s portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling securities with longer maturities and investing in securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the securities without actually buying them. Subsequently, the Fund can make its intended purchase of the securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund’s custodian, assets sufficient to cover the Fund’s obligations with respect to such futures contracts, which will consist of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund’s current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

Additional Risks Related to Derivative Instruments

Neither the Adviser nor the Sub-Adviser is registered as a Commodity Pool Operator. The Adviser and the Sub-Adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, the Fund’s investments in derivative instruments described in the Prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

Special Risk Considerations Relating to Future and Options Thereon. The Fund’s ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price, and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Sub-Adviser to predict correctly movements in the direction of interest rates. If the Sub-Adviser’s expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts and Forward Contracts. Options, futures contracts and options \thereon and forward contracts on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume.

Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

To increase income, the Fund may, consistent with applicable regulatory requirements, lend its portfolio securities to securities broker-dealers or financial institutions if (i) the loan is collateralized in accordance with applicable regulatory requirements and (ii) no loan will cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s total assets. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. There can be no assurance that borrowers will not fail financially. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the term of the loan would inure to the Fund. If the other party to the loan petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund’s ability to sell the collateral and the Fund would suffer a loss.

Risk Factors [Table Text Block]

RISKS

Investors should consider the specific risk factors and special considerations associated with investing in the Fund. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions and therefore subject the Fund’s investments and a shareholder’s investment in the Fund to elevated investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risks associated with such offering.

The information contained under the heading “Risks” in the Fund’s Annual Report is incorporated herein by reference. Additional risk factors associated with an investment in the Fund include:

Financial Leverage Risk

The Fund may utilize leverage to seek to enhance current income and long-term capital appreciation. The Fund is authorized to utilize leverage through the issuance of preferred shares and borrowing from financial institutions, and the Fund may issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. There can be no assurance that the Adviser’s and the Sub-Adviser’s expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There can be no assurance that a leveraging strategy will be utilized or will be successful.

The use of leverage by the Fund will cause the net asset value of the Fund’s common shares to fluctuate significantly in response to changes in interest rates and other economic indicators. As a result, the net asset value, market price and dividend rate of the Fund’s common shares is likely to be more volatile than those of a closed-end management investment company that is not exposed to leverage. In a declining market the use of leverage may result in a greater decline in the net asset value and market price of the common shares than if the Fund were not leveraged.

Leverage will increase operating costs, which may reduce total return. The Fund will have to pay interest on its Indebtedness, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s re-turn on the underlying investment, which would negatively affect the performance of the Fund. Increases in interest rates that the Fund must pay on its Indebtedness will increase the cost of leverage and may reduce the return to common shareholders.

Certain types of Indebtedness subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Indebtedness of the Fund also may be subject to certain re-strictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such Indebtedness. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

During any time in which the Fund is utilizing leverage, the amount of the fees paid to the Adviser, and thereby to the Sub-Adviser, for investment advisory services will be higher than if the Fund did not utilize leverage be-cause the fees paid will be calculated based on the Fund’s managed assets, including proceeds of leverage. This may create a conflict of interest be-tween the Adviser and the Sub-Adviser on the one hand and the common shareholders, as holders of indebtedness, preferred shares or other forms of leverage do not bear the management fee. Rather, common shareholders bear the portion of the management fee attributable to assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage.

Interest Rate Risk

Interest rate risk is the risk that credit securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed income credit securities generally will fall. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. The Fund’s use of leverage will tend to increase the interest rate risk to which its Common Shares are subject. A rise in interest rates may negatively impact the Fund's or its investments' leverage expenses and future income, as the Fund or its investments will be required to earn more income investments to recoup any increased costs of leverage.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Common Shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Additional risk factors associated with offerings pursuant to this Prospectus include:

Risks Associated with Offerings of Additional Common Shares

The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per Common Share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells Common Shares at a price below net asset value per share pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate net asset value per Common Share because the sale price will be less than the Fund’s then-current net asset value per Common Share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current net asset value per Common Share, shareholders would experience a dilution of the aggregate net asset value per Common Share. This dilution will be experienced by all shareholders, irrespective of whether they purchase Common Shares in any such offering. See “Description of Shares—Common Shares—Issuance of Additional Common Shares.”

Additional Risks of Rights Offerings

There are additional risks associated with an offering of Rights. Shareholders who do not exercise their Rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their Rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Fund’s Common Shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s Common Shares if the shareholder does not participate in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s Common Shares whether or not the shareholder participates in such an offering. Such a reduction in net asset value per share may have the effect of reducing market price of the Common Share. The Fund cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s Rights because the Fund does not know what the net asset value per share will be when the offer expires or what proportion of the Rights will be exercised. If the subscription price is substantially less than the then current net asset value per Common Share at the expiration of a rights offering, such dilution could be substantial. Any such dilution or accretion will depend upon whether (i) such shareholders participate in the Rights offering and (ii) the Fund’s net asset value per Common Share is above or below the subscription price on the expiration date of the Rights offering. In addition to the economic dilution described above, if a Common Shareholder does not exercise all of their rights, the Common Shareholder will incur voting dilution as a result of this rights offering. This voting dilution will occur because the Common Shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the rights offering. There is a risk that changes in market conditions may result in the underlying Common Shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. If investors exercise only a portion of the rights, the number of Common Shares issued may be reduced, and the Common Shares may trade at less favorable prices than larger offerings for similar securities. Subscription rights issued by the Fund may be transferable or non-transferable rights. In a non-transferable rights offering, Common Shareholders who do not wish to exercise their rights will be unable to sell their rights. In a transferrable rights offering, the Fund will use its best efforts to ensure an adequate trading market for the rights; however, investors may find that there is no market to sell rights they do not wish to exercise.

Anti-Takeover Provisions in the Fund’s Agreement and Declaration of Trust and By-Laws

As a Delaware statutory trust, the Fund is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund, upon its effective date of August 1, 2022 (the “Effective Date”). The Control Share Statute provides that an acquirer of shares above a series of voting power thresholds has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders. See “Anti-Takeover Provisions in the Fund’s Governing Documents.”

Certain provisions set forth in the Fund’s Declaration of Trust and the limitations of the Control Share Statute could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund and may reduce market demand for the Fund’s Common Shares, which could have the effect of increasing the likelihood that the Fund’s Common Shares trade at a discount to net asset value and increasing the amount of any such discount.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Fund may issue subscription rights to holders of (i) Common Shares to purchase Common Shares and/or Preferred Shares or (ii) Preferred Shares to purchase Preferred Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares and/or Preferred Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our common or preferred shareholders as of the record date that we set for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The Fund generally may not issue and sell Common Shares at a public offering price (less underwriting commissions and discounts) less than the net asset value of the Fund’s Common Shares (calculated within 48 hours of the pricing of such offering). However, pursuant to Section 23(b) of the 1940 Act, the Fund may issue and sell Common Shares at a public offering price less than the net asset value of the Fund’s Common Shares in connection with the issuance of subscription rights to holders of Common Shares to purchase additional Common Shares. See “Description of Capital Structure.”

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);
●	the title of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the number of such subscription rights issued in respect of each share;
●	the number of rights required to purchase a single share;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right the Fund may have in connection with such subscription rights offering;
●	the expected trading market, if any, for rights; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below net asset value, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1 / 3% increase in the Fund’s Common Shares outstanding.

Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Leverage Risk

The Fund may utilize leverage to seek to enhance current income and long-term capital appreciation. The Fund is authorized to utilize leverage through the issuance of preferred shares and borrowing from financial institutions, and the Fund may issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. There can be no assurance that the Adviser’s and the Sub-Adviser’s expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There can be no assurance that a leveraging strategy will be utilized or will be successful.

The use of leverage by the Fund will cause the net asset value of the Fund’s common shares to fluctuate significantly in response to changes in interest rates and other economic indicators. As a result, the net asset value, market price and dividend rate of the Fund’s common shares is likely to be more volatile than those of a closed-end management investment company that is not exposed to leverage. In a declining market the use of leverage may result in a greater decline in the net asset value and market price of the common shares than if the Fund were not leveraged.

Leverage will increase operating costs, which may reduce total return. The Fund will have to pay interest on its Indebtedness, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s re-turn on the underlying investment, which would negatively affect the performance of the Fund. Increases in interest rates that the Fund must pay on its Indebtedness will increase the cost of leverage and may reduce the return to common shareholders.

Certain types of Indebtedness subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Indebtedness of the Fund also may be subject to certain re-strictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such Indebtedness. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

During any time in which the Fund is utilizing leverage, the amount of the fees paid to the Adviser, and thereby to the Sub-Adviser, for investment advisory services will be higher than if the Fund did not utilize leverage be-cause the fees paid will be calculated based on the Fund’s managed assets, including proceeds of leverage. This may create a conflict of interest be-tween the Adviser and the Sub-Adviser on the one hand and the common shareholders, as holders of indebtedness, preferred shares or other forms of leverage do not bear the management fee. Rather, common shareholders bear the portion of the management fee attributable to assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Common Shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Risks Associated with Offerings of Additional Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Offerings of Additional Common Shares

The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per Common Share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells Common Shares at a price below net asset value per share pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate net asset value per Common Share because the sale price will be less than the Fund’s then-current net asset value per Common Share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current net asset value per Common Share, shareholders would experience a dilution of the aggregate net asset value per Common Share. This dilution will be experienced by all shareholders, irrespective of whether they purchase Common Shares in any such offering. See “Description of Shares—Common Shares—Issuance of Additional Common Shares.”

Additional Risks of Rights Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risks of Rights Offerings

There are additional risks associated with an offering of Rights. Shareholders who do not exercise their Rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their Rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Fund’s Common Shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s Common Shares if the shareholder does not participate in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s Common Shares whether or not the shareholder participates in such an offering. Such a reduction in net asset value per share may have the effect of reducing market price of the Common Share. The Fund cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s Rights because the Fund does not know what the net asset value per share will be when the offer expires or what proportion of the Rights will be exercised. If the subscription price is substantially less than the then current net asset value per Common Share at the expiration of a rights offering, such dilution could be substantial. Any such dilution or accretion will depend upon whether (i) such shareholders participate in the Rights offering and (ii) the Fund’s net asset value per Common Share is above or below the subscription price on the expiration date of the Rights offering. In addition to the economic dilution described above, if a Common Shareholder does not exercise all of their rights, the Common Shareholder will incur voting dilution as a result of this rights offering. This voting dilution will occur because the Common Shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the rights offering. There is a risk that changes in market conditions may result in the underlying Common Shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. If investors exercise only a portion of the rights, the number of Common Shares issued may be reduced, and the Common Shares may trade at less favorable prices than larger offerings for similar securities. Subscription rights issued by the Fund may be transferable or non-transferable rights. In a non-transferable rights offering, Common Shareholders who do not wish to exercise their rights will be unable to sell their rights. In a transferrable rights offering, the Fund will use its best efforts to ensure an adequate trading market for the rights; however, investors may find that there is no market to sell rights they do not wish to exercise.

Anti-Takeover Provisions in the Fund’s Agreement and Declaration of Trust and By-Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions in the Fund’s Agreement and Declaration of Trust and By-Laws

As a Delaware statutory trust, the Fund is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund, upon its effective date of August 1, 2022 (the “Effective Date”). The Control Share Statute provides that an acquirer of shares above a series of voting power thresholds has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders. See “Anti-Takeover Provisions in the Fund’s Governing Documents.”

Certain provisions set forth in the Fund’s Declaration of Trust and the limitations of the Control Share Statute could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund and may reduce market demand for the Fund’s Common Shares, which could have the effect of increasing the likelihood that the Fund’s Common Shares trade at a discount to net asset value and increasing the amount of any such discount.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that credit securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed income credit securities generally will fall. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. The Fund’s use of leverage will tend to increase the interest rate risk to which its Common Shares are subject. A rise in interest rates may negatively impact the Fund's or its investments' leverage expenses and future income, as the Fund or its investments will be required to earn more income investments to recoup any increased costs of leverage.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	320 South Canal Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Kevin T. Hardy, Esq.